Segments (Tables)	3 Months Ended
Mar. 31, 2022
Rigetti Computing, Inc [Member]
Summary of Revenue by Geography
The following table presents a summary of revenue by geography for the three months ended March 31, 2022 and 2021 (in thousands):

	Three Months Ended March 31,
	2022		2021
	Amount (in thousands)%		Amount (in thousands)%
United States	$1,900	90.3%	$2,190	92.8%
United Kingdom	204	9.7%	170	7.2%

	$2,104	100.0%	$2,360	100.0%